RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Receivables (Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 2,048	$ 895
Golar Partners
Related Party Transaction [Line Items]
Amount due from (to) related party	(784)	(4,961)
Golar Partners | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	(1,133)	(2,708)
Golar Partners | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 349	$ (2,253)